Summary of Significant Accounting Policies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accounting Policies [Abstract]
Advertising costs	$ 56.1	$ 56.4	$ 60.9
Foreign currency exchange transaction gain (loss)	26.5	15.6	8.7
Goodwill and Intangible Assets
Goodwill impairment charge	$ 0.0	$ 0.0	$ 198.9
Minimum
Goodwill and Intangible Assets
Estimated useful life of intangible assets	4 years
Maximum
Goodwill and Intangible Assets
Estimated useful life of intangible assets	24 years
Weighted Average
Goodwill and Intangible Assets
Estimated useful life of intangible assets	20 years
Buildings | Minimum
Property, Plant and Equipment
Estimated useful life of PP&E	15 years
Buildings | Maximum
Property, Plant and Equipment
Estimated useful life of PP&E	50 years
Office furniture, fittings and equipment | Minimum
Property, Plant and Equipment
Estimated useful life of PP&E	3 years
Office furniture, fittings and equipment | Maximum
Property, Plant and Equipment
Estimated useful life of PP&E	10 years
Warehouse, laboratory and manufacturing equipment | Minimum
Property, Plant and Equipment
Estimated useful life of PP&E	3 years
Warehouse, laboratory and manufacturing equipment | Maximum
Property, Plant and Equipment
Estimated useful life of PP&E	15 years